Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Valuation and Qualifying Accounts Details [Abstract]
Balance of Allowance at Beginning of Period	$ 88,833	$ 93,849	$ 89,697
Valuation Allowances And Reserves Charged To Cost And Expense	23,058	37,878	41,697
Valuation Allowances And Reserves Charged To Other Accounts	0	62	0
Valuation Allowances And Reserves Deductions	(26,150)	(42,956)	(37,545)
Balance of Allowance at End of Period	$ 85,741	$ 88,833	$ 93,849